Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 215	₨ 169
Employer contributions	74	84
Interest on plan assets	23	15
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(32)	(6)
Benefits paid	(74)	(58)
Foreign exchanges differences	42	11
Plan assets at the end of the year	₨ 248	₨ 215